Leases (Details) - Schedule of Lease - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Lease Abstract
Operating lease right-of-use assets	$ 2,504,303	$ 2,614,980
Operating lease right-of-use assets- accumulated amortization	(845,006)	(493,910)
Operating lease right-of-use assets, net	1,659,297	2,121,070
Operating lease liabilities, current	506,061	485,051
Operating lease liabilities, non-current	1,184,056	1,653,411
Total operating lease liabilities	1,690,117	2,138,462
Finance lease right-of-use asset	22,429
Finance lease right-of-use asset- accumulated amortization	(4,641)
Finance lease right-of-use asset, net	17,788
Finance lease liabilities, current	4,454
Finance lease liabilities, non-current	13,709
Total Finance lease liabilities	$ 18,163
Weighted average remaining lease term (years)
Operating lease	3 years 2 months 26 days	4 years 3 months 3 days
Finance lease	3 years 10 months 20 days
Weighted average discount rate (1)
Operating lease	4.72%	4.57%
Finance lease	4.30%
Operating lease expense	$ 589,105	$ 592,655	$ 584,983
Short-term lease expense	86,084	109,494	89,494
Total operating lease expenses	675,189	702,149	674,477
Amortization expense	4,675
Interest expense	888
Total finance lease expenses	5,563
Total lease expenses	$ 680,752	$ 702,149	$ 584,983